Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

1.	On July 1, 2026, the Board of Directors approved the Amended and Restated Plan. For additional information, see Note 11.

2.	In July 2026, the compensation committee of the Boad of Directors and the Board of Directors approved and recommended that the Company’s shareholders approve a grant to a director of the Company, of options to purchase 7,500 Ordinary Shares under the Amended and Restated Plan, at an exercise price of $1.165 per share. The grant was approved by the Company’s shareholders on August 17, 2026. Fifty percent (50%) of the options will vest on the second anniversary following July 13, 2026, and the remaining options will vest in eight equal quarterly instalments thereafter, such that the options will be fully vested on July 12, 2030, subject to the director's continued service through each applicable vesting date. Any unvested options will fully vest upon the occurrence of a transaction, as defined in the Amended and Restated Plan.

3.	In August 2026, the Company granted to the Company’s research and development manager, options to purchase 50,000 Ordinary Shares under the Amended and Restated Plan, at an exercise price of $1.19 per share. Fifty percent (50%) of the options will vest on the second anniversary following August 11, 2026, and the remaining options will vest in eight equal quarterly instalments thereafter, such that the options will be fully vested on August 10, 2030, subject to the Company’s research and development manager continued service through each applicable vesting date.

4.	On July 7, 2026, the Board of Directors approved, and on August 17, 2026, the shareholders of the Company approved, grants of restricted share units (“RSUs”), under the Amended and Restated Plan, covering an aggregate of 1,259,507 Ordinary Shares to directors, employees and consultants, including 468,594 Ordinary Shares underlying RSUs granted to executive and non-executive directors and the Chairman of the Board of Directors. Each RSU represents the right to receive one Ordinary Share upon vesting, and no cash consideration was paid in connection with these grants.